                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]


[GRAPHIC]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE
TAX FREE
RESERVES

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

-------------------------------------------------------------------------------
From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX FREE RESERVES as of June 30, 2003
INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager


- With the beginning of a rebound in consumer confidence and the equity markets, continued strength in the housing market, new personal and business tax cuts, increasing corporate profits, and an expanding money supply, almost every key economic factor that would favor a sustained recovery fell into place in the first half of 2003. However, based on statistics released in May and June, the expected post-war bounce has yet to materialize. The confidence necessary to spur capital spending growth continued to be influenced by structural, not war-related, issues within the business sector.

- The Federal Reserve lowered its key short-term interest rate by 0.25% in June 2003, further reducing money market yields. High-quality investments that yield over 1% have been scarce, and management chose a conservative stance by continuing to purchase only high-quality issues and not stretching for yield by buying issues of significantly lower quality.

- Management maintained a neutral duration in the Fund versus its peers. We believe the Federal Reserve will keep short-term rates low until it is convinced that the economy is growing at a sustainable level and deflation is no longer even a remote risk. Our expectation is that the Fed is not likely to cut rates again from current levels, but is also not likely to be raising them any time before year-end. We are thus maintaining our conservative investment style while trying to provide competitive yields to our shareholders.

The Fund

     The Past Year

- During the six-month period ended June 30, 2003, shareholders of Eaton Vance Tax Free Reserves received $0.003 per share in income dividends, free from regular federal income tax.(1)

     About Eaton Vance Tax Free Reserves

- Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality, tax-exempt securities with low credit risk.(2)

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

- Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax, can be a sensible way to earn income, while preserving capital and maintaining liquidity.(1)


--------------------------------------------------------------------------------
(1) A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.(2)

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 94.7%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
General Obligation Notes / Bonds -- 11.0%
-----------------------------------------------------------------------
    $1,030        Clarke County, GA, School District,
                  (SAW), 4.00%, 9/1/03                      $ 1,033,876
       500        Jersey City, NJ, 2.50%, 9/12/03               500,935
       750        Lawrence, KS, 2.25%, 10/1/03                  751,343
       200        New Castle County, DE, 5.625%, 10/1/03        206,212
       215        West Middlesex, PA, School District,
                  (MBIA), 5.40%, 6/15/04                        223,978
-----------------------------------------------------------------------
                                                            $ 2,716,344
-----------------------------------------------------------------------
Revenue Notes / Bonds -- 4.9%
-----------------------------------------------------------------------
    $1,000        Texas State, 2.75%, 8/29/03               $ 1,002,150
       200        Vermont State, (AMBAC), 5.50%, 12/1/03        203,401
-----------------------------------------------------------------------
                                                            $ 1,205,551
-----------------------------------------------------------------------
Variable Rate Demand Obligations -- 78.8%
-----------------------------------------------------------------------
    $1,000        Butler County, OH, (Healthcare
                  Facilities), 0.95%, 5/1/27                $ 1,000,000
       800        Butler County, PA, IDA (Armco, Inc.),
                  1.15%, 6/1/20                                 800,000
       500        Colorado Housing and Finance Authority,
                  (MBIA), (SPA: Westdeutshe Landesbank),
                  1.05%, 10/1/30                                500,000
       500        Farmington, NM, PCR, (Arizona Public
                  Service Co.), 0.95%, 9/1/24                   500,000
       600        Galveston, TX, IDR, (Mitchell
                  Interests), (LOC: Bank One Texas N.A.),
                  1.20%, 9/1/13                                 600,000
     1,000        Greater East Texas Higher Education,
                  (LOC: Student Loan Marketing),
                  1.04%, 5/1/28                               1,000,000
       700        Illinois Development Finance Authority,
                  (Cinnamon Lake Towers), 1.10%, 4/15/37        700,000
     1,500        Illinois Educational Facility Authority,
                  (John F. Kennedy Health Care
                  Foundation), 1.00%, 12/1/25                 1,500,000
     1,250        Illinois, (FSA), (SPA: Wachovia Bank
                  N.A.), 1.08%, 12/1/24                       1,250,000
     1,500        Kansas City, MO, IDA (Willow Creek IV
                  Apartments), (FNMA), 1.00%, 9/1/25          1,500,000
       775        Metropolitan Government of Nashville and
                  Davidson County, TN, IDR (Dixie
                  Graphics, Inc.), 1.00%, 5/1/09                775,000
     1,500        New Jersey Economic Development
                  Authority, (Crowley Liner Services),
                  (LOC: Citibank N.A.), 0.95%, 4/1/13         1,500,000
       500        North Central, TX, Health Facility
                  Development, (Dallas Jewish Community
                  Foundation), (LOC: Allied Irish Bank
                  PLC), 1.10%, 12/1/30                          500,000
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
-----------------------------------------------------------------------
    $  700        Ohio Higher Educational Facility
                  Commission, (John Carroll University),
                  (LOC: Allied Irish Bank PLC),
                  1.00%, 11/15/31                           $   700,000
     1,000        Pasadena, TX, School District, (SPA:
                  Westdeutsche Landesbank),
                  1.35%, 8/15/26                              1,000,000
     1,000        Paulding County, OH, Solid Waste
                  Disposal, (Lafarge Corp.),
                  0.85%, 8/1/26                               1,000,000
       995        Pennsylvania Turnpike Commission, (Oil
                  Franchise), (AMBAC), 1.05%, 12/15/15          995,000
       800        Philadelphia, PA, IDR (Newcourtland
                  Elder Services), (LOC: PNC Bank N.A.),
                  1.00%, 3/1/27                                 800,000
     1,500        Port Development Corp., TX, Stolt
                  Terminals, (LOC: Canadian Imperial
                  Bank), 0.95%, 1/15/14                       1,500,000
     1,300        South Barrington, IL (Cook County),
                  (LOC: Harris Trust & Savings Bank),
                  1.00%, 12/1/27                              1,300,000
-----------------------------------------------------------------------
                                                            $19,420,000
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 94.7%
   (identified cost $23,341,895)                            $23,341,895
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.3%                      $ 1,313,410
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $24,655,305
-----------------------------------------------------------------------

 At June 30, 2003, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois                                            19.3%
Ohio                                                11.0%
Pennsylvania                                        11.4%
Texas                                               22.7%
Others, representing less than 10% individually     30.3%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at amortized cost            $23,341,895
Cash                                        1,485,127
Receivable for Fund shares sold                57,988
Interest receivable                            77,452
Prepaid expenses                                   30
-----------------------------------------------------
TOTAL ASSETS                              $24,962,492
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Dividends payable                         $     7,411
Payable to affiliate for Trustees' fees           466
Payable for Fund shares redeemed              278,239
Accrued expenses                               21,071
-----------------------------------------------------
TOTAL LIABILITIES                         $   307,187
-----------------------------------------------------
NET ASSETS FOR 24,672,853 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $24,655,305
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $24,656,784
Accumulated net realized loss (computed
   on the basis of identified cost)            (1,479)
-----------------------------------------------------
TOTAL                                     $24,655,305
-----------------------------------------------------
Shares of beneficial interest outstanding
-----------------------------------------------------
                                          $24,672,853
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($24,655,305  DIVIDED BY 24,672,853
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Interest                                  $175,710
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $175,710
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 72,433
Trustees' fees and expenses                    334
Legal and accounting services               13,291
Custodian fee                               14,877
Registration fees                            6,845
Interest                                       289
Miscellaneous                                   50
--------------------------------------------------
TOTAL EXPENSES                            $108,119
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $ 14,877
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 14,877
--------------------------------------------------

NET EXPENSES                              $ 93,242
--------------------------------------------------

NET INVESTMENT INCOME                     $ 82,468
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $         82,468  $         267,037
   Net realized gain                                    --                463
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         82,468  $         267,500
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $        (82,468) $        (267,037)
   From net realized gain                               --               (463)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (82,468) $        (267,500)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest of
   $1.00 per share --
   Proceeds from sale of shares           $     29,831,330  $      66,195,487
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        23,796             78,632
   Cost of shares redeemed                     (34,465,152)       (69,363,489)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (4,610,026) $      (3,089,370)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (4,610,026) $      (3,089,370)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     29,265,331  $      32,354,701
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     24,655,305  $      29,265,331
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.003         $ 0.008     $ 0.021     $ 0.036     $ 0.029     $ 0.031
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.003)        $(0.008)    $(0.021)    $(0.036)    $(0.029)    $(0.031)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.003)        $(0.008)    $(0.021)    $(0.036)    $(0.029)    $(0.031)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          0.29%           0.81%       2.20%       3.69%       2.89%       3.09%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $24,655         $29,265     $32,355     $45,703     $40,456     $47,272
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.75%(2)        0.85%       0.75%       0.55%       0.46%       0.48%
   Net expenses after
      custodian fee reduction            0.65%(2)        0.74%       0.66%       0.46%       0.38%       0.40%
   Interest expense                        --(2)(3)        --(3)       --(3)       --(3)       --(3)     0.01%
   Net investment income                 0.58%(2)        0.81%       2.18%       3.56%       2.83%       3.04%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                          0.79%       0.75%       0.76%       0.76%
   Expenses after custodian
      fee reduction                                                  0.70%       0.66%       0.68%       0.68%
   Net investment income                                             2.13%       3.36%       2.53%       2.76%
Net investment income per
   share                                                          $ 0.021     $ 0.034     $ 0.026     $ 0.028
--------------------------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Annualized.
 (3)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $1,479, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the six months ended June 30, 2003, the fee amounted to $72,433. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $24,991,218 and $32,440,000, respectively, for the six months ended June 30, 2003.

7 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              ----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ----------------------------------------------------------------
    Jessica M. Bibliowicz                      4,635,052    123,286
    Donald R. Dwight                           4,635,052    123,286
    James B. Hawkes                            4,635,052    123,286
    Samuel L. Hayes, III                       4,635,052    123,286
    William H. Park                            4,635,052    123,286
    Norton H. Reamer                           4,635,052    123,286
    Lynn A. Stout                              4,635,052    123,286

   Donald R. Dwight, retired as a Trustee effective July 1, 2003 pursuant to the Trust's mandatory retirement policy.

EATON VANCE TAX FREE RESERVES

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

277-8/03                                                                   TRSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

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Chief Financial Officer of United Asset Management Corporation ("UAM") (a
holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Fund Trust (On behalf of Eaton Vance Tax Free Reserves Fund)
-------------------------------------------------------------------------------


By:      /s/ Thomas E. Faust Jr.
         ------------------------
         Thomas E. Faust Jr.
         President


Date:    August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ------------------------
         James L. O'Connor
         Treasurer

Date:    August 18, 2003


By:      /s/ Thomas E. Faust Jr.
         ------------------------
         Thomas E. Faust Jr.
         President


Date:    August 18, 2003